UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2026 – June 30, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Lisanti Small Cap Growth Fund

ASCGX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Lisanti Small Cap Growth Fund for the period of January 1, 2026, to June 30, 2026.  You can find additional information about the Fund at https://lisantismallcap.com/investing-in-the-fund. You can also request this information by contacting us at (800) 441-7031.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lisanti Small Cap Growth Fund	$115	1.99%

Total Return Based on a $10,000 Investment

Table Summary
Date	Lisanti Small Cap Growth Fund	Russell 2000® Index	Russell 2000® Growth Index
06/30/16	$10,000	$10,000	$10,000
09/30/16	$11,132	$10,905	$10,922
12/31/16	$11,659	$11,868	$11,312
03/31/17	$12,330	$12,160	$11,917
06/30/17	$13,152	$12,460	$12,440
09/30/17	$13,967	$13,166	$13,214
12/31/17	$14,897	$13,606	$13,820
03/31/18	$15,404	$13,595	$14,137
06/30/18	$16,917	$14,649	$15,160
09/30/18	$18,952	$15,173	$15,997
12/31/18	$14,615	$12,108	$12,533
03/31/19	$17,181	$13,873	$14,682
06/30/19	$18,254	$14,164	$15,086
09/30/19	$17,157	$13,824	$14,456
12/31/19	$18,360	$15,198	$16,103
03/31/20	$14,327	$10,545	$11,954
06/30/20	$19,904	$13,226	$15,610
09/30/20	$21,895	$13,878	$16,728
12/31/20	$28,064	$18,232	$21,680
03/31/21	$29,623	$20,547	$22,737
06/30/21	$30,992	$21,429	$23,628
09/30/21	$30,158	$20,495	$22,292
12/31/21	$31,062	$20,933	$22,295
03/31/22	$26,586	$19,358	$19,479
06/30/22	$19,834	$16,029	$15,729
09/30/22	$19,918	$15,679	$15,767
12/31/22	$19,453	$16,655	$16,418
03/31/23	$20,386	$17,111	$17,415
06/30/23	$20,963	$18,002	$18,644
09/30/23	$18,654	$17,079	$17,279
12/31/23	$20,300	$19,475	$19,482
03/31/24	$23,076	$20,484	$20,959
06/30/24	$23,751	$19,812	$20,347
09/30/24	$25,065	$21,650	$22,058
12/31/24	$25,925	$21,722	$22,434
03/31/25	$21,466	$19,663	$19,940
06/30/25	$25,131	$21,334	$22,326
09/30/25	$28,260	$23,979	$25,049
12/31/25	$28,460	$24,504	$25,353
03/31/26	$27,599	$24,721	$24,642
06/30/26	$37,797	$30,034	$30,976

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found www.lisantismallcap.com/portfolio-performance. Effective May 1, 2024, the Fund changed its primary benchmark from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely aligns with the Fund’s investment strategies and investment restrictions.

How did the Fund perform in the last six months?

The small cap market was strong in the first half of 2026; the Russell 2000 Index was up 22.57%, versus the S&P 500® Index increase of approximately 9%. The Russell 2000 Growth Index was up 22.18%. Most of that increase occurred in the second quarter; as investors appeared to focus on our attacks on Iran and their potential implication during the first quarter. The strength in the small cap market, based on our research, was driven by earnings, which were in most instances better than expected.

It was the fourth best first half ever for the Russell 2000 Index; we have not seen returns for smaller capitalization stocks this strong in a six month period since the late 1970’s-1980’s. The pattern of outperformance combined with the earnings growth would argue to us that we are in the early innings of a cycle of outperformance for smaller companies, though there are no guarantees that performance will continue to improve.

As growth investors, we are significantly overweight the Information Technology and Industrials sectors relative to the Russell 2000 Index, overweight the Healthcare sector and significantly underweight the Financials sector. Those sector weights drove performance, as did our focus on higher growth stocks, which tend to have higher valuations than the average small cap holding but also much faster earnings growth. The strongest growth was seen from those companies connected with the buildout of Artificial Intelligence (AI) infrastructure. Thus, it is no surprise that the Information Technology and Industrials sectors were among the drivers of outperformance. The Healthcare sector moved from a detractor of performance to a driver of outperformance, as the repositioning that we did in the wake of Tim Woods rejoining the firm as our healthcare analyst paid early dividends. We also benefited from owning Apogee, which received a takeover offer from AbbVie. The Consumer Discretionary sector suffered from investors’ negative view of consumer spending and worries over inflation; this is despite the fact that many consumer companies met or exceeded expectations in the first quarter, and consumer spending remained fairly steady.

We continue to focus on companies that have multiple idiosyncratic drivers of growth and a focus on improving profitability.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Lisanti Small Cap Growth Fund	50.40%	4.05%	14.22%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%

Fund Statistics

Table Summary
Total Net Assets	$18,682,456
# of Portfolio Holdings	89
Portfolio Turnover Rate	184%
Investment Advisory Fees (Net of fees waived)	$10,540

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	28.8%
Health-Care	26.9%
Industrials	24.4%
Consumer Discretionary	10.0%
Financials	5.7%
Energy	2.0%
Communication Services	1.2%
Consumer Staples	0.5%
Materials	0.5%

* excluding cash equivalents

Top Ten Holdings

(% total  investments)*

Table Summary
BrightSpring Health Services, Inc.	2.99%
Hinge Health, Inc., Class A	2.52%
Ultra Clean Holdings, Inc.	2.35%
Xometry, Inc., Class A	2.14%
Silicon Motion Technology Corp., ADR	2.06%
Solaris Energy Infrastructure, Inc., Class A	2.04%
Extreme Networks, Inc.	1.86%
RBC Bearings, Inc.	1.80%
DigitalOcean Holdings, Inc.	1.76%
Corcept Therapeutics, Inc.	1.73%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Table Summary
Value	Value
Common Stock	98.7%
Money Market Fund	1.3%

Lisanti Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit https://lisantismallcap.com/investing-in-the-fund or scan the QR code.

228S-ASCGX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Lisanti Small
Cap Growth Fund
Semi-Annual Financials and
Other information
June 30, 2026
(Unaudited)

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Change in Net Assets 5
Financial Highlights 6
Notes to Financial Statements 7
Other Information 13

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.7%
Communication Services - 1.2%
11,655 Magnite, Inc.
(a)
$ 221,212
Consumer Discretionary - 9.9%
1,220 American Public Education, Inc.
(a)
65,514
3,765 Birkenstock Holding PLC
(a)
162,008
11,515 Bob's Discount Furniture, Inc.
(a)
182,167
1,010 Boot Barn Holdings, Inc.
(a)
165,913
2,130 Crocs, Inc.
(a)
256,963
10,915 Lindblad Expeditions Holdings,
Inc.
(a)
308,239
3,480 Macy's, Inc. 81,954
4,825 Navan, Inc.
(a)
110,348
6,845 OneSpaWorld Holdings, Ltd. 193,303
2,695 Universal Technical Institute, Inc.
(a)
115,265
4,105 YETI Holdings, Inc.
(a)
203,444
1,845,118
Consumer Staples - 0.5%
4,665 Once Upon a Farm PBC
(a)
95,539
Energy - 2.0%
4,665 Solaris Energy Infrastructure, Inc.,
Class A 375,346
Financials - 5.6%
755 Dave, Inc.
(a)
281,305
1,115 Enova International, Inc.
(a)
268,414
7,865 Remitly Global, Inc.
(a)
176,255
945 Sezzle, Inc.
(a)
162,190
1,345 StoneX Group, Inc.
(a)
159,383
1,047,547
Health-Care - 26.6%
6,180 Acadia Healthcare Co., Inc.
(a)
182,495
13,115 Adaptive Biotechnologies Corp.
(a)
281,317
5,300 Axogen, Inc.
(a)
244,807
755 Axsome Therapeutics, Inc.
(a)
184,801
7,890 BrightSpring Health Services, Inc.
(a)
550,249
3,665 Corcept Therapeutics, Inc.
(a)
318,672
7,325 Guardian Pharmacy Services, Inc.
(a)
306,698
7,550 Healthcare Services Group, Inc.
(a)
185,428
7,860 HeartFlow, Inc.
(a)
230,612
5,595 Hinge Health, Inc., Class A
(a)
464,385
3,500 Kiniksa Pharmaceuticals
International PLC
(a)
223,825
770 Krystal Biotech, Inc.
(a)
286,186
755 Ligand Pharmaceuticals, Inc.
(a)
238,648
2,555 Mirum Pharmaceuticals, Inc.
(a)
299,114
1,730 Palvella Therapeutics, Inc.
(a)
264,379
Shares Security Description Value
Health-Care - 26.6% (continued)
4,795 Travere Therapeutics, Inc.
(a)
$ 272,404
3,630 Veracyte, Inc.
(a)
213,190
4,895 Vericel Corp.
(a)
217,778
4,964,988
Industrials - 24.0%
1,770 Allient, Inc. 182,186
4,580 Amprius Technologies, Inc.
(a)
63,479
240 Argan, Inc. 191,652
700 Astronics Corp.
(a)
56,882
170 Astronics Corp., Class B
(a)
12,920
1,930 Cardinal Infrastructure Group,
Inc.
(a)
181,806
375 Carpenter Technology Corp. 231,315
2,705 CECO Environmental Corp.
(a)
245,452
1,350 Construction Partners, Inc.,
Class A
(a)
160,339
570 Dycom Industries, Inc.
(a)
288,186
10,025 EquipmentShare.com, Inc.
(a)
197,092
410 ESCO Technologies, Inc. 143,516
4,170 Firefly Aerospace, Inc.
(a)
122,598
2,235 Graham Corp.
(a)
276,671
1,060 Herc Holdings, Inc. 151,940
2,075 Knight-Swift Transportation
Holdings, Inc. 161,580
900 Legence Corp.
(a)
76,707
2,445 Mercury Systems, Inc.
(a)
299,097
975 Modine Manufacturing Co.
(a)
260,345
390 Powell Industries, Inc. 111,680
515 RBC Bearings, Inc.
(a)
331,691
1,690 Terex Corp. 122,339
635 VSE Corp. 145,098
2,980 WillScot Holdings Corp. 86,003
4,085 Xometry, Inc., Class A
(a)
394,284
4,494,858
Information Technology - 28.4%
2,125 Agilysys, Inc.
(a)
222,062
4,425 Allegro MicroSystems, Inc.
(a)
308,068
4,960 Applied Digital Corp.
(a)
185,008
675 Applied Optoelectronics, Inc.
(a)
100,008
3,125 Clear Secure, Inc., Class A 174,156
1,990 Commvault Systems, Inc.
(a)
282,043
1,240 Digi International, Inc.
(a)
92,938
2,070 DigitalOcean Holdings, Inc.
(a)
325,052
4,660 D-Wave Quantum, Inc.
(a)
111,793
10,565 Extreme Networks, Inc.
(a)
341,989
7,800 Five9, Inc.
(a)
166,296
1,665 FormFactor, Inc.
(a)
266,283
5,700 Harmonic, Inc.
(a)
93,081

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2026

See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Information Technology - 28.4% (continued)
320 Impinj, Inc.
(a)
$ 45,834
3,245 JFrog, Ltd.
(a)
294,906
865 MaxLinear, Inc.
(a)
110,746
2,700 nLight, Inc.
(a)
187,974
2,855 Ouster, Inc.
(a)
178,495
1,995 Power Integrations, Inc. 167,101
1,355 Semtech Corp.
(a)
219,307
2,205 ServiceTitan, Inc.
(a)
155,916
1,140 Silicon Motion Technology Corp.,
ADR 379,996
3,035 Ultra Clean Holdings, Inc.
(a)
432,761
3,775 Viavi Solutions, Inc.
(a)
180,256
14,170 Zeta Global Holdings Corp.,
Class A
(a)
278,866
5,300,935
Materials - 0.5%
4,150 USA Rare Earth, Inc.
(a)
89,557
Total Common Stock (Cost $13,927,348) 18,435,100
Shares Security Description Value
Money Market Fund - 1.3%
250,906 First American Treasury
Obligations Fund,
Class X, 3.57%
(b)
(Cost $250,906) 250,906
Investments, at value - 100.0% (Cost
$14,178,254) $ 18,686,006
Other Assets & Liabilities, Net - 0.0% (3,550)
Net Assets - 100.0% $ 18,682,456
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30,
2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 18,686,006
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 18,686,006

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $14,178,254) $ 18,686,006
Receivables:
Fund shares sold 15,000
Dividends 1,074
Prepaid expenses 15,530
Total Assets
18,717,610
LIABILITIES
Payables:
Fund shares redeemed 1,246
Accrued Liabilities:
Investment adviser fees 104
Trustees’ fees and expenses 145
Fund services fees 9,091
Other expenses 24,568
Total Liabilities
35,154
NET ASSETS
$ 18,682,456
COMPONENTS OF NET ASSETS
Paid-in capital $ 33,275,547
Accumulated loss (14,593,091)
NET ASSETS
$ 18,682,456
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 616,143
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 30.32

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2026

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3) $ 18,211
Total Investment Income
18,211
EXPENSES
Investment adviser fees 75,894
Fund services fees 104,511
Shareholder service fees 15,978
Custodian fees 3,078
Registration fees 12,181
Professional fees 30,591
Trustees' fees and expenses 5,389
Other expenses 33,865
Total Expenses 281,487
Fees waived
(122,510)
Net Expenses
158,977
NET INVESTMENT LOSS
(140,766)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 2,253,799
Net change in unrealized appreciation (depreciation) on investments
2,706,432
NET REALIZED AND UNREALIZED GAIN
4,960,231
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 4,819,465

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2026
For the Year
Ended
December 31,
2025
OPERATIONS
Net investment loss $ (140,766) $ (278,861)
Net realized gain 2,253,799 2,933,800
Net change in unrealized appreciation (depreciation) 2,706,432 (2,571,852)
Increase in Net Assets Resulting from Operations
4,819,465 83,087
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (278,350)
CAPITAL SHARE TRANSACTIONS
Sale of shares 369,532 3,604,435
Reinvestment of distributions – 196,822
Redemption of shares
(3,963,322) (13,790,642)
Decrease in Net Assets from Capital Share Transactions
(3,593,790) (9,989,385)
Increase (Decrease) in Net Assets
1,225,675 (10,184,648)
NET ASSETS
Beginning of Period
17,456,781 27,641,429
End of Period
$ 18,682,456 $ 17,456,781
SHARE TRANSACTIONS
Sale of shares 15,788 162,142
Reinvestment of distributions – 11,430
Redemption of shares
(164,204) (718,160)
Decrease in Shares
(148,416) (544,588)

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2026
For the Years Ended December 31,
2025 2024 2023 2022 2021
NET ASSET VALUE,
Beginning of Period
$ 22.83 $ 21.11 $ 16.53 $ 15.84 $ 25.95 $ 30.96
INVESTMENT OPERATIONS
Net investment loss (a) (0.22) (0.30) (0.20) (0.17) (0.17) (0.38)
Net realized and
unrealized gain (loss)
7.71 2.28 4.78 0.86 (9.51) 3.32
Total from Investment
Operations
7.49 1.98 4.58 0.69 (9.68) 2.94
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.26) – – – –
Net realized gain
– – – – (0.43) (7.95)
Total Distributions to
Shareholders
– (0.26) – – (0.43) (7.95)
REDEMPTION FEES(a)
– – – – 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 30.32 $ 22.83 $ 21.11 $ 16.53 $ 15.84 $ 25.95
TOTAL RETURN
32.81%(c) 9.78% 27.71% 4.36% (37.37)% 10.69%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 18,682 $ 17,457 $ 27,641 $ 30,832 $ 60,474 $ 105,111
Ratios to Average Net
Assets:
Net investment loss (1.76)%(d) (1.48)% (1.03)% (1.05)% (0.91)% (1.14)%
Net expenses 1.99%(d) 1.74% 1.35% 1.35% 1.34% 1.35%
Gross expenses (e) 3.52%(d) 3.06% 2.48% 1.88% 1.67% 1.61%
PORTFOLIO TURNOVER
RATE 184%(c) 358% 223% 475% 347% 264%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Lisanti Capital Growth, LLC, the Fund's adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the
Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value.
Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2026, for the Fund’s investments is included in the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed. As of June 30, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman).
The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
For the period January 1, 2026 through June 2026, the Adviser voluntarily agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses to 1.99% (subject to certain exclusions).
Effective July 1, 2026, the Adviser voluntarily agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses to 2.25% (subject to certain exclusions). This expense limitation will continue on a voluntary basis at the Adviser’s discretion, subject to consultation with the Board. Other
Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board. For the period January 1, 2026 through June 30, 2026 , fees waived were as follows:

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

Under the contractual expense limitation agreements that were in effect prior to May 1, 2025, the Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of June 30, 2026, $396,513 is subject to recapture by the Adviser pursuant to contractual expense limitation agreements in effect prior to May 1, 2025. Amounts waived pursuant to the voluntary expense limitation arrangement are not subject to recoupment. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2026, totaled $29,056,681 and $32,656,629, respectively.
Note 6. Federal Income Tax
As of June 30, 2026, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2025, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
For the year ended December 31, 2025, the Fund had $20,890,911 in short term capital loss carry forwards that have no expiration date.
Note 7. Sector Concentration
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector,
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 137,127 $ 111,447 $ 248,574
Gross Unrealized Appreciation $ 4,693,962
Gross Unrealized Depreciation (186,210)
Net Unrealized Appreciation $ 4,507,752
Capital and Other Losses
$ (20,890,911)
Net Unrealized Appreciation
1,478,355
Total
$ (19,412,556)

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

Lisanti Small Cap Growth Fund
OTHER INFORMATION
June 30, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of
Form N-CSR)
N/A

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - SAR - 0626

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:
Zachary Tackett, Principal Executive Officer

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:
Zachary Tackett, Principal Executive Officer

Date:

By:
Karen Shaw, Principal Financial Officer

Date: